SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Schedule of Assumptions Used to Determine Fair Value of Options Granted
The fair value of the Company's stock options granted to employees and directors for the years ended December 31, 2018, 2017 and 2016 was estimated using the following assumptions:

	2018	2017	2016

Expected volatility	21.23%-21.83%	21.69%-22.90%	21.05%-25.92%
Risk free interest rate	2.42%-3.04%	1.53%-2.00%	0.58%-2.04%
Expected dividend	-	-	0%-1.00%
Expected term (in years)	3.5	3.5	3.5

Schedule of Stock Option Activity
A summary of the Company's stock options activity and related information for the year ended December 31, 2018, is as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2018	1,676,130	23.07	4.45	115,390
Granted	308,884	15.94
Exercised	(661,379)	28.55
Cancelled	(1,924)	22.76
Forfeited	(136,864)	7.22

Outstanding at December 31, 2018	1,184,847	19.82	4.47	104,731

Exercisable at December 31, 2018	410,237	36.24	3.63	29,523

Schedule of Options Outstanding by Exercise Price Range
The options outstanding under the Company's stock option plans as of December 31, 2018 have been separated into ranges of exercise price as follows:

					Weighted
	Options	Weighted		Options	average
	outstanding	average	Weighted	Exercisable	exercise
	as of	remaining	Average	as of	price of
Ranges of	December 31,	contractual	Exercise	December 31,	options
exercise price	2018	term	Price	2018	exercisable
		(Years)	$		$

$0.27	806,066	4.50	0.27	163,219	0.27
$0.69-9.89	5,072	4.95	7.08	4,775	7.11
$11.40-15.16	957	1.32	12.63	957	12.63
$17.72	346	2.19	17.72	346	17.72
$35.62-49.72	156,319	4.60	41.50	93,581	40.74
$54.95-80.76	153,648	3.79	70.73	122,896	70.24
$85.14-96.74	62,439	5.36	93.77	24,463	95.14

	1,184,847	4.47	19.82	410,237	36.24

Schedule of Restricted Stock Units Activity
A summary of the Company's RSU and the Company's RSA activities and related information for the year ended December 31, 2018, is as follows:

Number of RSU and RSA (*)

Outstanding at January 1, 2018	1,525,012
Granted	857,067
Vested	(453,904)
Cancelled	(797)
Forfeited	(168,308)

Outstanding at December 31, 2018	1,759,070

(*)	NIS 1 par value which represents approximately $0.27

Schedule of Allocated Share-Based Compensation Expense
The total equity-based compensation expense related to all of the Company's equity-based awards, recognized for the years ended December 31, 2018, 2017 and 2016, was comprised as follows:

	Year ended December 31,
	2018	2017	2016

Cost of revenues	$11,000	$11,337	$7,878
Research and development, net	7,363	9,038	5,676
Selling and marketing	27,455	23,107	16,403
General and administrative	21,405	13,498	10,590

Total stock-based compensation expenses	$67,223	$56,980	$40,547